BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - OPERATING SEGMENTS (Details)	9 Months Ended
Sep. 30, 2016
Atento Morocco [member]
Disclosure Of Operating Segments [Line Items]
Proportion of ownership interest in subsidiary	100.00%